     As filed with the Securities and Exchange Commission on June 15, 2010



                                                             File Nos. 333-54358

                                                                       811-05200


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 21                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 226                             [x]


                        (Check Appropriate Box or Boxes)



                 MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                      MetLife Investors Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614

        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)


                               Michael K. Farrell

                                   President


                      MetLife Investors Insurance Company


                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x] on June 21, 2010 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (Date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts.

    This registration statement incorporates by reference the Prospectus dated May 1, 2010 included in Post-Effective Amendment No. 20/Amendment No. 223 to the registration statement on Form N-4 (File Nos. 333-54358/811-05200), filed on April 13, 2010 pursuant to paragraph (b) of Rule 485.


    This registration statement also incorporates by reference the Statement of Additional Information (the "SAI") dated May 1, 2010 included in Post-Effective Amendment No. 20/Amendment No. 223 to the registration statement on Form N-4 (File Nos. 333-54358/811-05200), filed on April 13, 2010 pursuant to paragraph (b) of Rule 485.

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 21, 2010
                        TO PROSPECTUSES DATED MAY 1, 2010

This supplement describes a new version of the optional Lifetime Income Solution Plus rider (the Lifetime Income Solution Plus II or LIS Plus II) and a new optional death benefit, the Enhanced Death Benefit II rider, that will be effective for Class A and Class B variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This supplement describes changes to how the benefit under the Lifetime Income Solution Plus is calculated under the new version of the rider. These changes only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after July 19, 2010.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE LIFETIME INCOME SOLUTION PLUS RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 16, 2010.

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. LIFETIME INCOME SOLUTION PLUS II

Contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after July 19, 2010 may elect the optional Lifetime Income Solution Plus II rider. The LIS Plus II rider is identical to the LIS Plus rider described in the May 1, 2010 prospectus, with the following exceptions.

     A.   ANNUAL INCREASE AMOUNT

Under the LIS Plus II rider, the Annual Increase Amount is defined as the following:

(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate (as defined below); and

     (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

                                                                    SUPP-MOAB610

     1. ANNUAL INCREASE RATE

Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year.

On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.

Items (b) and (c) above only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code.

If total withdrawals during a contract year exceed the greater of: (i) withdrawals under the Automated Required Minimum Distribution program, plus Systematic Withdrawal Program withdrawals up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year, or (ii) the greater of the required minimum distribution amount for the previous calendar year or the current calendar year, items (b) and (c) above are not used to calculate the annual increase rate and the annual increase rate will be 5%.

After the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.

     2. WITHDRAWAL ADJUSTMENTS

Withdrawal adjustments in a contract year are determined according to (a) or
(b):

     (a) The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal (including any applicable withdrawal charge for Class B contracts); or

     (b) If total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, and if these withdrawals are paid to you (or to the annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge for Class B contracts) in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

     B. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH LIS PLUS II

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the LIS Plus II income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the LIS Plus II income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the LIS Plus II rider.

To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

     C.   LIS PLUS II EXAMPLES

Assume an IRA contract is issued on September 1, 2010 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2011), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2011 with respect to this contract is $6,000, and the required minimum distribution amount for 2012 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2011) and the second contract anniversary (September 1, 2012) the account value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for 2011 ($6,000) or for 2012 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2011 ($100,000).

Because $7,200 (the required minimum distribution amount for 2012) is greater than $6,000 (the required minimum distribution amount for 2011), (c) is equal to $7,200 divided by $100,000, or 7.2%.

(1) Withdrawals Through the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------

If the contract owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the owner will receive $6,800 over the second contract year (from September 2011 through August 2012). Assuming the owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2012, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.

(Why does the contract owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2011, the owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2011 divided by 12). From January through August 2012, the owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2012 divided by 12). The owner receives $2,000 in 2011 and $4,800 in 2012, for a total of $6,800.)

(2) Withdrawals Outside the Automated Required Minimum Distribution Program
    -----------------------------------------------------------------------

If the contract owner withdraws the $6,000 required minimum distribution amount for 2011 in December 2011 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the contract owner withdraws the $7,200 required minimum distribution amount for 2012 in January 2012 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

(3) Withdrawals in Excess of the Required Minimum Distribution Amounts
    ------------------------------------------------------------------

Assume the contract owner withdraws $7,250 on September 1, 2011 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2011 and 2012, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50. On September 1, 2011, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the account value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

(4) No Withdrawals
    --------------

If the contract owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2012 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

II. ENHANCED DEATH BENEFIT II

In states where approved, contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after July 19, 2010 may elect the optional Enhanced Death Benefit II rider. You may elect the Enhanced Death Benefit II rider (subject to investment allocation restrictions) if you are age 75 or younger at the effective date of your contract and you have not elected any living benefit rider.

     A.   RIDER CHARGES

If you select the Enhanced Death Benefit II, and you are age 69 or younger at issue, we will assess a charge during the accumulation phase equal to 0.60% of the death benefit base. If you are age 70-75 at issue, we will assess a charge during the accumulation phase equal to 1.15% of the death benefit base. If your death benefit base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

Starting with the first contract anniversary, the charge is assessed for the prior contract year at each contract anniversary before any Optional Step-Up. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal or application to an annuity option. The charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the Enhanced Dollar Cost Averaging (EDCA) account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.

     B.   DESCRIPTION OF THE ENHANCED DEATH BENEFIT II

If you select the Enhanced Death Benefit II rider, the amount of the death benefit will be the greater of:

     (1)  the account value; or

     (2)  the death benefit base.

The death benefit base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest account value on any anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5% per year (or at a higher rate, if your required minimum distribution amount is more than 5% of your Annual Increase Amount, as described below).

The death benefit base is the greater of (a) or (b) below:

     (a) Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal. The percentage reduction in account value is the dollar amount of the withdrawal (including any applicable withdrawal charge for Class B contracts) divided by the account value immediately preceding such withdrawal. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

     (b) Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

          (i) is purchase payments accumulated at the annual increase rate (as defined below); and

          (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the contract anniversary immediately preceding the owner's 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

     1. ANNUAL INCREASE RATE

Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year.

On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.

Items (b) and (c) above only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code.

If total withdrawals during a contract year exceed the greater of: (i) withdrawals under the Automated Required Minimum Distribution program, plus Systematic Withdrawal Program withdrawals up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year, or (ii) the greater of the required minimum distribution amount for the previous calendar year or the current calendar year, items (b) and (c) above are not used to calculate the annual increase rate and the annual increase rate will be 5%.

After the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.

     2. WITHDRAWAL ADJUSTMENTS

The withdrawal adjustment for any partial withdrawal in a contract year is equal to the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal (including any applicable withdrawal charge for Class B contracts). However, (1) if the partial withdrawal occurs before the contract anniversary immediately prior to your 91st birthday; (2) if all partial withdrawals in a contract year are payable to the owner (or the annuitant if the owner is a non-natural person) or other payees that we agree to; and (3) if total partial withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year and will be treated as a single withdrawal at the end of that contract year.

OPTIONAL STEP-UP. On each contract anniversary on or after the first anniversary following the effective date of the rider, you may elect an Optional Step-Up provided that (1) the account value exceeds the Annual Increase Amount immediately before the Optional Step-Up; and
(2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

The Optional Step-Up will:

     (a) Reset the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election; and

     (b) Reset the Enhanced Death Benefit II rider charge to a rate we shall determine that does not exceed the maximum Optional Step-Up charge (1.50%), provided that this rate will not exceed the rate currently applicable to the same rider available for new contract purchases at the time of the step-up.

On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the Optional Step-Up.

When you elect the Optional Step-Up, provided the above requirements are met, you may elect either:

     1)   a one time Optional Step-Up at any contract anniversary; or

     2) Optional Step-Ups to occur under the Automatic Annual Step-Up (on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically).

In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Enhanced Death Benefit II rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

You may discontinue Automatic Annual Step-Ups at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary following the date you make this election. If you discontinue Automatic

Annual Step-Ups, the Enhanced Death Benefit II rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.

INVESTMENT ALLOCATION RESTRICTIONS. If you select the Enhanced Death Benefit II rider, there are certain investment allocation restrictions. (See "Purchase -- Investment Allocation Restrictions for Certain Riders" in the prospectus.) If you elect the Enhanced Death Benefit II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

TERMINATION OF THE ENHANCED DEATH BENEFIT II. The Enhanced Death Benefit II will terminate upon the earliest of:

     a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);

     b) The date there are insufficient funds to deduct the Enhanced Death Benefit II rider charge from your account value;

     c) The date you annuitize your contract (a pro rata portion of the rider charge will be assessed);

     d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures;

     e)   The date you assign your contract;

     f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

     g)   Termination of the contract to which this rider is attached.

Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit II if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges (for Class B contracts).

     C. USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH ENHANCED DEATH BENEFIT II

For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

Used with the Enhanced Death Benefit II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Enhanced Death Benefit II death benefit base on a proportionate basis. (Reducing the death benefit base on a proportionate basis could have the effect of reducing or eliminating the value of the death benefit provided by the Enhanced Death Benefit II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the death benefit base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Enhanced Death Benefit II death benefit base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of the death benefit provided by the Enhanced Death Benefit II rider.

To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

     D.   ENHANCED DEATH BENEFIT II NOT AVAILABLE WITH DECEDENT CONTRACTS

The Enhanced Death Benefit II is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status -- Taxation of Non-Qualified Contracts" in the prospectus) or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases).

     E.   EXAMPLES OF THE ENHANCED DEATH BENEFIT II

The purpose of these examples is to illustrate the operation of the death benefit base under the Enhanced Death Benefit II rider. Examples (1) through (6) illustrate the operation of the death benefit base when required minimum distributions are not in effect. Example (7) illustrates the operation of the death benefit base when required minimum distributions are in effect.

(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the
-------------------------------------------------------------------------------
Annual Increase Amount from the prior contract anniversary
----------------------------------------------------------

Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit II is selected. Assume that during the first contract year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

Proportionate adjustment when withdrawal is greater than 5% of the Annual
-------------------------------------------------------------------------
Increase Amount from the prior contract anniversary
---------------------------------------------------

Assume the initial purchase payment is $100,000 and the Enhanced Death Benefit II is selected. Assume the account value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the account value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500).
Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2) THE 5% ANNUAL INCREASE AMOUNT

Example
-------

Assume the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary on or following the contract owner's 90th birthday). At the tenth contract anniversary, when the contract owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See Section (3) below for an example of the calculation of the Highest Anniversary Value.

Determining a death benefit based on the Annual Increase Amount
---------------------------------------------------------------

Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the performance of the investment portfolios you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the contract anniversary on or following the contract owner's 90th birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The 5% Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and account value on the date the death benefit amount is determined).

(3) THE HIGHEST ANNIVERSARY VALUE (HAV)

Example
-------

Assume, as in the example in section (2) above, the contract owner is a male, age 55 at issue, and he elects the Enhanced Death Benefit II rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the account value on the first contract anniversary is $108,000 due to good market performance. Because the account value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the account value ($108,000). Assume the account value on the second contract anniversary is $102,000 due to poor market performance. Because the account value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the account value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the account value ($155,000).

Determining a death benefit based on the Highest Anniversary Value
------------------------------------------------------------------

Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and account value on the date the death benefit amount is determined).

(4) PUTTING IT ALL TOGETHER

Example
-------

Continuing the examples in sections (2) and (3) above, assume the contract owner dies after the tenth contract anniversary but prior to the eleventh contract anniversary, and on the date the death benefit amount is determined, the account value is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the death benefit base. Because the death benefit base ($162,889) is greater than the account value ($150,000), the death benefit base will be the death benefit amount.

The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.

(5) THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

     (1)  The 5% Annual Increase Amount resets from $105,000 to $110,000; and

     (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the account value is less than the 5% Annual Increase Amount

(6) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

     (1) The 5% Annual Increase Amount automatically resets from $105,000 to $110,000; and

     (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.

The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your account value is higher than your 5% Annual Increase Amount, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

     (1) The 5% Annual Increase Amount automatically resets from $115,500 to $120,000; and

     (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.

Assume your account value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your account value would exceed the 5% Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of the Optional Step-Up is:

     (1) The 5% Annual Increase Amount automatically resets to the higher account value; and

     (2) The Enhanced Death Benefit II rider charge is reset to the fee we charge new contract owners for the Enhanced Death Benefit II at that time.

After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up. The 5% Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your account value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your account value is lower than your 5% Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the 5% Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the contract anniversary on or after your 90th birthday. Also, note the Enhanced Death Benefit II rider charge remains at its current level.

(7) REQUIRED MINIMUM DISTRIBUTION EXAMPLES

Assume an IRA contract is issued on September 1, 2010 and the Enhanced Death Benefit II rider is selected. Assume that on the first contract anniversary (September 1, 2011), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2011 with respect to this contract is $6,000, and the required minimum distribution amount for 2012 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2011) and the second contract anniversary (September 1, 2012) the account value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:

     (a)  5%;

     (b) the total withdrawals during the contract year under the Automated Required Minimum Distribution program and/or the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year), divided by the Annual Increase Amount at the beginning of the contract year; or

     (c) the required minimum distribution amount for 2011 ($6,000) or for 2012 ($7,200), whichever is greater, divided by the Annual Increase Amount as of September 1, 2011 ($100,000).

Because $7,200 (the required minimum distribution amount for 2012) is greater than $6,000 (the required minimum distribution amount for 2011), (c) is equal to $7,200 divided by $100,000, or 7.2%.

Withdrawals Through the Automated Required Minimum Distribution Program
-----------------------------------------------------------------------

If the contract owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the owner will receive $6,800 over the second contract year (from September 2011 through August 2012). Assuming the owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2012, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 =
$100,400.

(Why does the contract owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2011, the owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2011 divided by 12). From January through August 2012, the owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2012 divided by 12). The owner receives $2,000 in 2011 and $4,800 in 2012, for a total of $6,800.)

Withdrawals Outside the Automated Required Minimum Distribution Program
-----------------------------------------------------------------------

If the contract owner withdraws the $6,000 required minimum distribution amount for 2011 in December 2011 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.

If the contract owner withdraws the $7,200 required minimum distribution amount for 2012 in January 2012 and makes no other withdrawals from September 2011 through August 2012, the Annual Increase Amount on September 1, 2012 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.

Withdrawals in Excess of the Required Minimum Distribution Amounts
------------------------------------------------------------------

Assume the contract owner withdraws $7,250 on September 1, 2011 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2011 and 2012, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2012) will be $97,387.50. On September 1, 2011, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the account value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other purchase payments or withdrawals are made before the second contract anniversary, the Annual Increase

Amount on the second contract anniversary (September 1, 2012) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).

No Withdrawals
--------------

If the contract owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2012 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2011 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company                   Telephone: 800-709-2811
5 Park Plaza, Suite 1900, Irvine, CA 92614

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED JUNE 21, 2010
                                       TO
             STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2010

This supplement modifies information in the Statements of Additional Information ("SAIs") dated May 1, 2009 for the Class A and Class B variable annuity contracts issued by MetLife Investors Insurance Company ("MLI") for the sole purpose of incorporating into the SAI certain financial information of MetLife, Inc. ("MetLife"), the parent company of MLI.

This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

ADDITIONAL INFORMATION

In the "Additional Information" section, replace items (i) through (iv) with the following:

     (i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2009, filed on February 26, 2010 (File No. 001-15787), which can be viewed on the SEC website at www.sec.gov;

     (ii) The unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended March 31, 2010, filed on May 5, 2010 (File No. 001-15787), which can be viewed on the SEC website at www.sec.gov; and

     (iii) MetLife's Current Report on Form 8-K filed with the SEC on May 17, 2010 (File No. 001-15787), which can be viewed on the SEC website at www.sec.gov.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 709-2811
Irvine, CA 92614

                                                                SUPP-SAIMOAB0610

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------



The following financial statements of the Separate Account are included in Part B of
Post-Effective Amendment No. 20/Amendment No. 223 to Registration Statement
Nos. 333-54358/811-05200:




1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2009.

3.   Statements of Operations for the year ended December 31, 2009.

4.   Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.

5.   Notes to the Financial Statements


The following financial statements of the Company are included in Part B of Post-Effective Amendment No. 20/Amendment No. 223 to Registration Statement Nos.
333-54358/811-05200:


1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2009 and 2008.

3.   Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.

5.   Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life
Insurance Company (the "Guarantor") are included in Part B of Post-Effective
Amendment No. 20/Amendment No. 223 to Registration Statement Nos.
333-54358/811-05200:


1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2009 and 2008.

3.   Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and
     2007.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.

6.   Notes to the Consolidated Financial Statements.





b.           Exhibits
             ----------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable
             Account.(1)

     (ii)    Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(11)

2.           Not Applicable.

3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1, 2001)(11)

     (ii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(11)

     (iii)   Amendment No. 2 to Principal Underwriter's and Selling Agreement (effective December 2, 2002)(11)


     (iv)    Retail Sales Agreement and Amendments (Edward Jones) (31)

     (v)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD) (22)


4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(5)

     (ii)    Enhanced Dollar Cost Averaging Rider(5)

     (iii)   Three Month Market Entry Rider(5)

     (iv)    Death Benefit Rider - (Compounded-Plus)(5)

     (v)     Death Benefit Rider - (Annual)(5)

     (vi)    Death Benefit Rider - (Annual Step-Up)(5)


     (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(5)

     (viii)     Additional Death Benefit Rider - (Earnings Preservation Benefit)(5)

     (ix)       Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(5)

     (x)        Terminal Illness Rider(5)

     (xi)       Individual Retirement Annuity Endorsement(5)

     (xii)      Roth Individual Retirement Annuity Endorsement(5)

     (xiii)     401 Plan Endorsement(5)

     (xiv)      Tax Sheltered Annuity Endorsement(5)

     (xv)       Unisex Annuity Rates Rider(5)

     (xvi)      Form of Endorsement (Name Change-effective February 5, 2001. MetLife Investors Insurance Company;
                formerly, Cova Financial Services Life Insurance Company)(2)

     (xvii)     Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(9)

     (xviii)    Form of Guaranteed Withdrawal Benefit Rider MLI-690-1 (7/04)(11)

     (xix)      Individual Retirement Annuity Endorsement 7023.1 (9/02)(11)

     (xx)       Roth Individual Retirement Annuity Endorsement 7024.1 (9/02)(11)

     (xxi)      401(a)/403(a) Plan Endorsement 7026.1 (9/02)(11)

     (xxii)     Tax Sheltered Annuity Endorsement 7026.1 (9/02)(11)

     (xxiii)    Simple Individual Retirement Annuity Endorsement 7276 (9/02)(11)

     (xxiv)     Guaranteed Withdrawal Benefit Rider (GWB I, II, III) MLI-690-2 (11/05) (13)

     (xxv)      Form of Contract Schedule Class A 7151-3 (11/05) (15)

     (xxvi)     Designated Beneficiary Non-Qualified Annuity Endorsement MLI-NQ-1 (11/05)-I (14)

     (xxvii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider (17)

     (xxviii)   Form of Guaranteed Minimum Income Benefit Rider (17)

     (xxix)     Form of Contract Schedule (enhanced GMIB Plus) (17)

     (xxx)      Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (18)

     (xxxi)     Form of Guaranteed Minimum Income Benefit Rider-Living Benefit MLI-560-4 (4/08)(25)

     (xxxii)    Form of Lifetime Guaranteed Withdrawal Benefit Rider MLI-690-4 (4/08) (25)


     (xxxiii)   Form of Spousal Continuation Rider MLI-GMIB (2/10)-E (30)


     (xxxiv)    Qualified Distribution Program Endorsement (33)



5.   (i)        Form of Variable Annuity Application(5)

     (ii)       Form of Variable Annuity Application Class A 7155 (11/00) APPVA-504A(10)

     (iii)      Form of Variable Annuity Application Class A 7155 (4/05) APPVA-505A (13)

     (iv)       Form of Variable Annuity Application Class A 7155 (7/04) APPVAALIS 506 (18)

     (v)        Form of Variable Annuity Application Class A 7155 (10/07) APPA April 2008 (28)

6.   (i)        Copy of Articles of Incorporation of the Company(6)

     (ii)       Copy of the Bylaws of the Company(6)

7.   (i)        Reinsurance Agreement between MetLife Investors Insurance Company and Metropolitan Life Insurance
                Company(8)

     (ii)       Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter
                Reassurance Company, Ltd.(8)

     (iii)      Contingent Reinsurance Agreement between MetLife Investors Insurance Company and General
                American Life Insurance Company (18)





8.   (i)   Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Services Life
           Insurance Company and Massachusetts Financial Services Company (November 1997), Partial
           Termination of Participation Agreement dated November 24, 1997, as amended by Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova Financial Services Life
           Insurance Company and Massachusetts Financial Service Company (January 28, 1999), Amendment
           to Participation Agreement dated November 24, 1997 by and among MFS Variable Insurance Trust,
           Cova Financial Services Life Insurance Company and Massachusetts Financial Service Company
           (1998), Amendment No. 2 to Participation Agreement dated November 24, 1997, as amended by
           Amendment No. 1 dated October 22, 1998 by and among MFS Variable Insurance Trust, Cova
           Financial Services Life Insurance Company and Massachusetts Financial Service Company (October 1,
           1999)(31)


   (ii)              Amended and Restated Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds
                     Corp. and Cova Financial Services Life Insurance Company (September 1, 1998); Amendment dated
                     November 12, 1999 to the Participation Agreement dated September 1, 1998; Amendment dated May
                     1, 2001 to the Participation Agreement dated September 1, 1998; and Amendment No. 3 dated April
                     24, 2006 to the Participation Agreement dated September 1, 1998 (27)

   (iii)    (a)      Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                     Investors Distribution Company and MetLife Investors Insurance Company (February 12, 2001)(8)

            (b)      First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors
                     Advisory Corp., MetLife Investors Distribution Company and MetLife Investors Insurance Company
                     (September 14, 2001)(8)





      (iv)     Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
               and Cova Financial Services Life Insurance Company (effective September 1, 2000)(11)

      (v)      Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors,
               Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its separate accounts, and
               Cova Life Sales Company (effective December 31, 1997); Amendment No. 1 dated April 23, 1999 to
               Participation Agreement dated December 31, 1997; Amendment No. 2 dated September 1, 2000 to the
               Participation Agreement dated December 31, 1997; and Amendment No. 3 dated February 12, 2001 to the Participation Agreement dated December 31, 1997 (27)

      (vi)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
               Life Insurance Company and MetLife Investors Insurance Company (effective July 1, 2004) (16)

      (vii)    Net Worth Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective
               December 31, 2002) (18)

      (viii)   Guarantee Agreement (June 1, 1995)(General American Life Insurance Company)(20)

      (ix)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
               Securities, Inc. and MetLife Investors Insurance Company (effective April 30, 2007) (22)

      (x)      Fund Participation Agreement Among MetLife Investors Insurance Company, American Funds Insurance
               Series and Capital Research and Management Company (effective 11-01-06) (23)

      (xi)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
               Investors Distribution Company and MetLife Investors Company (effective August 31, 2007)(26)

      (xii)    (a) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
               Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (September 1, 2000)
               (27)

               (b) Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
               Distributors, Inc. and COVA Financial Services Life Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
               Insurance Products Trust, Franklin Templeton Disbributors, Inc. and COVA Financial Services Life
               Insurance Company effective September 1, 2000 to the Participation Agreement dated September 1,
               2000; Amendment among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
               Distributors, Inc. and COVA Financial Services Life Insurance Company effective March 1, 2001 to the
               Participation Agreement dated September 1, 2000; Amendment among Franklin Templeton Variable
               Insurance Products Trust, Franklin Templeton Distributors, Inc., COVA Financial Services Life Insurance
               Company and MetLife Investors Insurance Company effective May 1, 2001 to the Participation
               Agreement dated September 1, 2000; and Amendment among Franklin Templeton Variable Insurance
               Products Trust, FranklinTempleton Distributors, Inc. and COVA Financial Services Life Insurance
               Company effective June 5, 2007 to the Participation Agreement dated September 1, 2000 (27)

9.    (i)      Opinion of Counsel (24)

      (ii)     Opinion and Consent of Counsel (General American Life Insurance Company)(21)


10.   (i)      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
               Registrant and the Guarantor (filed herewith)

      (ii)     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)for MetLife, Inc.
               (filed herewith)


11.            Not Applicable.

12.            Agreement Governing Contribution (1)



13.       (i)    Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, James J. Reilly, Susan A. Buffum,
                 Elizabeth M. Forget, George Foulke, Jeffrey A. Tupper, Paul A. Sylvester and Bennett D.
                 Kleinberg (32)

          (ii)   Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M. Carlson,
                 Todd B. Katz, Maria R. Morris, Eric T. Steigerwalt, Stanley J. Talbi, Michael J. Vietri, James J.
                 Reilly, and Teresa Wynn Roseborough (32)


      (1)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 on Form N-4 (File
                 Nos. 033-39100 and 811-05200) as electronically filed on April 29, 1999.

      (2)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File
                 Nos. 333-50540 and 811-05200) as electronically filed on May 1, 2001.

      (3)        incorporated herein by reference to Pre-Effective Amendment No. 1 on Form N-4/A (File Nos.
                 333-34741 and 811-05200) as electronically filed on November 20, 1997.

      (4)        incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-34741
                 and 811-05200) as electronically filed on January 26, 1998.

      (5)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-50540 and 811-05200) as
                 electronically filed on November 22, 2000.

      (6)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) as
                 electronically filed on August 29, 1997.

      (7)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos.
                 333-50540 and 811-05200) as electronically filed on March 6, 2001.

      (8)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File
                 Nos. 333-54358 and 811-05200) as electronically filed on April 30, 2003.

      (9)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File
                 Nos. 333-50540 and 811-05200) as electronically filed on April 27, 2004.

   (10)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 333-54358 and 811-05200) as electronically filed on April 28, 2004.

   (11)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) as electronically filed on July 15, 2004.

   (12)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) as electronically filed on November 2, 2004.

   (13)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
                 Nos. 333-54358 and 811-05200) as electronically filed on July 13, 2005.

   (14)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) as electronically filed on September 9, 2005.

   (15)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                 Nos. 333-54358 and 811-05200) as electronically filed on September 9, 2005.

   (16)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) as electronically filed on October 7, 2005.

   (17)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                 Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (18)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
                 Nos. 333-50540 and 811-03365) as electronically filed on April 21, 2006.

   (19)          incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                 Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                 24, 2006.

   (20)          incorporated herein by reference to First MetLife Investors Variable Annuity Separate Account One's
                 Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-96795 and 811-08306) as electronically filed July 27, 2006.

   (21)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
                 Nos. 333-50540 and 811-05200) as electronically filed on July 28, 2006.

   (22)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
                 Nos. 333-51950 and 811-05200) as electronically filed on April 19, 2007.


(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 19, 2007.

(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 19, 2007.

(25)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on December 21, 2007.

(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on October 31, 2007.

(27)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on April 22, 2008.

(28)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 22, 2008.

(29)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on September 15, 2009.


(30)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
         Nos. 333-51950 and 811-05200) as electronically filed on April 13, 2010.

(31)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on October 9, 2009.

(32)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4 (File
         Nos. 333-54358 and 811-05200) as electronically filed on April 13, 2010.

(33)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
         Nos. 333-50540 and 811-05200) as electronically filed on June 15, 2010.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ----------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036




Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Bennett D. Kleinberg                    Director and Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Susan A. Buffum                         Director
10 Park Avenue
Morristown, NJ 07962

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Paul A. Sylvester                       Director
10 Park Avenue,
Morristown, NJ 07962


Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


Robert E. Sollmann, Jr.                 Executive Vice President
1095 Avenue of the Americas
New York, NY 10036



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Stewart M. Ashkenazy                    Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Johnathan L. Rosenthal                  Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

George Luecke                           Vice President, Annuity Finance
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036


Scott E. Andrews                        Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266


Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Lisa S. Kuklinski                       Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------


Tia M. Trytten                          Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266


Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors Insurance
Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2010

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2010. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment PTY Limited. MetLife Investments PTY Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Singapore)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


      22.   Metropolitan Global Management, Inc. (DE)

            a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by
               Metropolitan Global Management, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

            b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by
               Metropolitan Global Management, Inc. and 2% is owned by MetLife International Holdings, Inc.

            c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan
               Global Management, Inc. and 1.29459% is owned by MetLife International Holdings, Inc.

               1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                    a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

                    f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

               2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      23.   MetLife International Limited, LLC (DE)

      24. MetLife Planos Odontologicos Ltda. (Brazil) 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      25.   MetLife Global Holdings Corporation (Mexico)

      26.   MetLife Ireland Holdings One Limited (Ireland)

      27.   MetLife Ireland Holdings Two Limited (Ireland)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   Metropolitan Marine Way Investments Limited (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   Bond Trust Account A (MA)

      19.   MetLife Investments Asia Limited (Hong Kong).

      20. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      21. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      23.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (Caman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      41.   MLIC Asset Holdings, LLC (DE)

      42.   85 Broad Street Mezzanine LLC (CT)

            (a)   85 Broad Street LLC (DE)

      43.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            (a)   The Building at 575 Fifth LLC (DE)

      44. CML Columbia Park Fund I LLC (DE)- 24% of membership interest is held by MetLife Insurance Company of Connecticut, 76% of membership interest is held by Metropolitan Life Insurance Company.

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pension Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   Tribeca Distressed Securities, L.L.C. (DE)

      18.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

      19.   TLA Holdings II LLC (DE)

      20.   TLA Holdings III LLC (DE)

      21. MLGP Lakeside, LLC (DE) - 95% is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)


1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS




    As of April 30, 2010, there were 13,957 qualified contract owners and 11,890 non-qualified contract owners of Class A contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article IV, Section 1) provide that:


    Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):



    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       First MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614




Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Peter Gruppuso                          Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation From the Registrant: The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $74,046,968         $0
$0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166

    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


    d. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), previously filed as an exhibit with the SEC (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.


    These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").


    Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.


    During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.


                                REPRESENTATIONS


    MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and Commonwealth of Massachusetts, on this 15th day of June, 2010.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     -----------------------------------------
     Gregory E. Illson
     Vice President


METLIFE INVESTORS INSURANCE COMPANY
(Depositor)


By:  /s/ Gregory E. Illson
     -----------------------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 15, 2010.

/s/ Michael K. Farrell*            Chairman of the Board, Chief Executive
-------------------------------    Officer, President and Director
Michael K. Farrell

/s/ James J. Reilly*               Vice President-Finance (principal financial
-------------------------------    officer and principal accounting officer)
James J. Reilly

/s/ Susan A. Buffum*               Director
-------------------------------
Susan A. Buffum

/s/ Elizabeth M. Forget*           Director and Executive Vice President
-------------------------------
Elizabeth M. Forget

/s/ George Foulke*                 Director
-------------------------------
George Foulke

/s/ Jay S. Kaduson*                Director and Vice President
-------------------------------
Jay S. Kaduson

/s/ Bennett D. Kleinberg*          Director and Vice President
-------------------------------
Bennett D. Kleinberg

/s/ Paul A. Sylvester*             Director
-------------------------------
Paul A. Sylvester

/s/ Jeffrey A. Tupper*             Director and Assistant Vice President
-------------------------------
Jeffrey A. Tupper



*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     June 15, 2010

----------
* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-54358/811-05200), filed as Exhibit 13(i) on April 13,
     2010.

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and Commonwealth of Massachusetts, on this 15th day of June, 2010.


GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:  /s/ Steven J. Goulart
     --------------------------
     Steven J. Goulart
     Senior Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 15, 2010.

/s/ Michael K. Farrell*            Chairman of the Board, President, Chief
-------------------------------    Executive Officer and Director
Michael K. Farrell

/s/ Todd B. Katz*                  Director
-------------------------------
Todd B. Katz

/s/ Peter M. Carlson*              Director, Executive Vice President and Chief
-------------------------------    Accounting Officer
Peter M. Carlson

/s/ Stanley J. Talbi*              Director
-------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*             Director
-------------------------------
Michael J. Vietri

/s/ Maria R. Morris*               Director
-------------------------------
Maria R. Morris

/s/ James J. Reilly*               Vice President (principal financial officer)
-------------------------------
James J. Reilly

/s/ Eric T. Steigerwalt*           Director
-------------------------------
Eric T. Steigerwalt

/s/ Teresa Wynn Roseborough*       Director
-------------------------------
Teresa Wynn Roseborough

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     June 15, 2010


----------
* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-54358/811-05200), filed as Exhibit 13(ii) on April 13, 2010.

                                INDEX TO EXHIBITS


10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10 (ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.